Other Liabilities - Schedule of Other Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	¥ 505,466	¥ 459,384
Deferred income	74,551	50,228
Other	72,146	89,937
Total	652,163	599,549
Non-current	67,214	56,898
Current	¥ 584,949	¥ 542,651